Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jul. 31, 2025	Oct. 31, 2024
Current assets
Cash and cash equivalents	$ 3,495,338	$ 6,573,813
Other receivables	36,944	49,038
Short-term investments (Note 3)	1,084	289,388
Prepaid expenses	114,684	44,161
Related parties (Note 4b)	174,043	131,839
Total current assets	3,822,093	7,088,239
Non-current assets
Intangible assets	100,133	108,326
Restricted cash	20,668	7,186
Right-of-use asset (Note 4c)	26,652	51,663
Total non-current assets	147,453	167,175
Total assets	3,969,546	7,255,414
Current liabilities
Accounts payable and accrued liabilities	646,919	526,056
Due to related parties (Note 4a)	49,820	48,962
Derivative warrant liabilities (Note 5, 7)	2,178,700	3,519,702
Short-term portion of lease liabilities (Note 4c)	28,439	36,726
Total current liabilities	2,903,878	4,131,446
Non- current liabilities
Long-term lease liabilities (Note 4c)		16,416
Total non- current liabilities		16,416
Total liabilities	2,903,878	4,147,862
Shareholders’ equity
Share capital and share premium (Note 6)	25,570,099	24,168,256
Warrants (Note 7)	459,341	459,341
Share-based payment reserve (Notes 8, 9)	2,249,360	2,523,946
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(27,191,882)	(24,022,741)
Total shareholders’ equity	1,065,668	3,107,552
Total liabilities and shareholders’ equity	$ 3,969,546	$ 7,255,414